Long Term Obligations (Details) - IntegenX Note (Parentheticals) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 IntegenX Note [Member]
Debt Instrument [Line Items]
Accumulated amortization	$ 2,080,006	$ 2,293,622	$ 14,270